Consolidated Statement of Changes in Shareholders' Equity (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Unrealized gain (loss) on available for sale securities, tax	$ 402,571	$ 206,202	$ 322,873
Retained Earnings [Member]
Cash dividends paid, per share (in Dollars per share)	$ 3.05	$ 3.05	$ 3.00
Treasury Stock [Member]
Treasury stock, shares (in Shares)	2,174	761	4,776